Document and Entity Information	Aug. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2022
Entity Registrant Name	SILA REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55435
Entity Tax Identification Number	46-1854011
Entity Address, Address Line One	1001 Water St.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	813
Local Phone Number	287-0101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001567925
Current Fiscal Year End Date	--12-31